Subsequent events	12 Months Ended
Dec. 31, 2021
Subsequent events
Subsequent events

33       Subsequent events

Inframerica Concessionária do Aeroporto de Brasília S.A. (“ICAB”) - Concession fee

In connection with the writ of mandamus granted by the Federal judge in February 2022 see Note 22.

Puerta del Sur S.A. (“PDS”) – Guarantees

In January 2022, two new guarantees have been constituted:

-	Contract performance guarantee with Banco Itaú, increasing from USD 6,000 to USD 7,608, as required by the Integrated management contract.
-	Investment performance guarantee with Scotiabank for USD 650 corresponding to the first group of works.

33       Subsequent events (Cont.)

Puerta del Sur S.A. (“PDS”) – Concession agreement

On January 11, 2022, the International Airport of Carmelo “Balneario Zargazazú” was taken over by PDS according to the conditions established in the concession agreement amended on November 8, 2021.

Aeropuerto de Neuquén S.A. (“ANSA”) - indebtedness

On January 25, 2022, ANSA agreed to reschedule the loan extending its term to November 2024, subject to an initial payment on January 2022. The remaining debt will be repaid with quarterly payments starting on May 2022. Additionally, the outstanding debt was switched from USD to ARS and the interest rate from Libor plus a spread to BADLAR plus a spread.

Aeropuertos Argentina 2000 S.A. (“AA2000”) - indebtedness

On February 2, 2022, AA2000 agreed with Citibank N.A. to modify the amortization schedule of the principal installments of the Offshore Loan corresponding to the months of February, May and August 2022 for a total of USD 11,666,667, the latter amount being payable in 6 equal installments maturing in February, March, May, June, August and September 2022. Additionally, the interest rate of the loan was switched from Libor plus spread to SOFR plus spread, without a significant impact.

On February 21, 2022, AA2000 issued USD 174 million of dollar-linked notes, in the local market, in two tranches:

-

USD 138 million, with an annual interest rate of 5.5%, five-year grace period and quarterly amortization, starting May 2027. AA2000 will use these proceeds to fund infrastructure works in the Group “A” airports, within the National Airports System;

-	USD 36 million, with an interest rate of 2%, maturing in February 2025.

On February 22, 2022, disbursements of the bimonetary loan were used to repay the installments due on February 2022 of the onshore and offshore loans, amounting ARS 803.9 million (equivalent to USD 7.5 million)  and USD 3.9 million.

On March 2, 2022 Citibank disbursed ARS 210 million (equivalent to USD 1.9 millions) in order to offset the installments of the offshore loan due on March 2022.

Aeropuertos Argentina 2000 S.A. (“AA2000”) - preferred shares

On February 25, 2022, the Board of Directors of AA2000 resolved:

(i) to redeem all of the outstanding preferred shares, i.e., 910,978,514 preferred shares;

(ii) that the redemption price shall be the equivalent of: (a) the par value (ARS 910,978,514) adjusted for inflation as of the redemption date, i.e., as of the date of the board meeting, which amounts to ARS 16,506,174.484; plus b) the value of the preferred stock dividend accrued for the year 2020, which was not timely paid due to the non-existence of earnings, but which according to the issuance conditions is cumulative, which adjusted for inflation at the redemption date amounts to (ARS 330,123,490); plus c) the value of the preferred stock dividend accrued for the year 2021 and the proportional amount for the year 2022 adjusted for inflation up to the redemption date (ARS 389,421,266). Consequently, the total redemption value will amount to ARS 17,225,719,240 (equivalent to approximately USD 167.7 million);

(iii) that the price be paid as follows: a) the sum of ARS 11,100,000,000 (equivalent to approximately USD 108.1 million) once the capital reduction procedure has been completed and the period for oppositions provided for in the General Corporations Law has elapsed; and b) the balance, before December 31, 2024, with the possibility of partial payments. Such balance will accrue interest equivalent to the corresponding adjustment for inflation plus two percent per annum of the value of the debt; and

33       Subsequent events (Cont.)

(iv) that, upon redemption of the preferred shares, although the preferred shares will participate in the stockholders’ meeting that resolves their cancellation, the amount to be redeemed will be recorded in other liabilities.

The adjustment of the preferred shares to be redeemed was made in compliance with the provisions of General Resolution No. 777/18 of the National Securities Commission.

Additionally, on March 10, 2022, an extraordinary general meeting approved the redemption of the preferred shares, the reduction of the capital stock and the amendment of Article 2.01 of the Company’s bylaws.

The redemption of the preferred shares constitutes a commitment assumed by Aeropuertos Argentina 2000 S.A. with the Argentine Government, which is formally set forth in Decree No. 1009/20.

Toscana Aeroporti S.p.A. (“TA”) – collection of grant

On March 8, 2022, TA collected € 3.6 million (equivalent to approximately USD 3.9 million) as a partial payment related to the contribution granted by the European Commission to airport operators in 2021 (Note 8.1).

Inframérica Concessionária do Aeroporto de São Gonçalo do Amarante S.A.(“ICASGA”) -  Concession assets

On March 1, 2022, the operations of the Aeronautical and Air Traffic Telecommunications Service Provider Station and the Airport Control Tower of ICASGA were transferred to the Airspace Control Department, which belongs to the Ministry of Defense of Brazil.

Impact of conflict between Russia and Ukraine

The recent escalation of conflicts between Russia and Ukraine is disrupting international travel from and to Russia and Ukraine. It is possible that such conflict could disrupt supply chains, cause instability in the global economy and disrupt international travel from and to Russia affecting the countries generally served by the Company, mainly Armenia.

In addition, following Russia’s invasion of Ukraine, several sanctions have been announced against Russia, including, among others, travel bans and asset freezes impacting business and financial organizations in connection with Russia. Wider sanctions and other actions could be imposed if the conflict further escalate.

As a result of the above and considering the uncertainty of the extension of the war and the additional measures and sanctions that could be imposed, the full extent to which the war will impact the Company’s business, results of operations, financial position and liquidity is unknown. The Company is closely monitoring the situation.

There are no other subsequent events that could significantly affect the Company’s financial position as of December 31, 2021.